Capital structure and financial items - Financial assets and liabilities - Fair value measurement hierarchy (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	kr 34,615	kr 19,189
Financial liabilities, at fair value	2,184	1,365
Active market data
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,169	634
Financial liabilities, at fair value	0	0
Directly or indirectly observable market data
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,690	2,332
Financial liabilities, at fair value	2,184	1,365
Not based on observable market data
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	25,756	16,223
Financial liabilities, at fair value	kr 0	kr 0